United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  04/30/11

Date of Reporting Period:  Six months ended 10/31/10

Item 1.                      Reports to Stockholders

Federated Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2010	Year Ended April 30
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.012	0.040	0.046	0.033
Net realized gain on investments	0.000[1]	0.001	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.012	0.040	0.046	0.033
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.012)	(0.040)	(0.046)	(0.033)
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.012)	(0.040)	(0.046)	(0.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.09%	1.24%	4.08%	4.72%	3.31%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.40%	0.62%	0.59%	0.59%	0.59%
Net investment income	0.01%[3]	0.01%	1.17%	3.92%	4.63%	3.24%
Expense waiver/reimbursement[4]	0.80%[3]	0.62%	0.32%	0.32%	0.31%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$286,170	$309,719	$887,905	$614,404	$453,667	$364,282
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1], 2
Actual	$1,000	$1,000.10	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02
1	Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.59% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.97 and $3.01, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At October 31, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	80.3%
U.S. Treasury Securities	18.9%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%

At October 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	7.0%
8-30 Days	54.6%
31-90 Days	14.7%
91-180 Days	20.1%
181 Days or more	2.8%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

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Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 80.3%
$14,500,000	[1]	Federal Farm Credit System Discount Notes, 0.200% - 0.260%, 1/25/2011 - 5/25/2011	14,487,419
37,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.160% - 0.256%, 11/1/2010 - 12/20/2010	36,996,451
7,035,000		Federal Farm Credit System Notes, 1.600% - 4.875%, 1/12/2011 - 2/18/2011	7,076,666
110,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.165% - 0.390%, 11/10/2010 - 2/16/2011	109,977,241
26,725,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.156% - 0.370%, 11/1/2010 - 11/26/2010	26,717,597
34,495,000		Federal Home Loan Bank System Notes, 0.260% - 3.250%, 11/8/2010 - 3/11/2011	34,554,685
		TOTAL GOVERNMENT AGENCIES	229,810,059
		U.S. TREASURY – 18.9%
20,000,000	[1]	United States Treasury Bill, 0.145%, 11/12/2010	19,999,114
5,000,000	[1]	United States Treasury Bill, 0.155%, 11/18/2010	4,999,634
10,000,000	[1]	United States Treasury Bill, 0.180%, 2/10/2011	9,994,950
10,000,000		United States Treasury Note, 0.875%, 1/31/2011	10,017,324
5,150,000		United States Treasury Note, 0.875%, 12/31/2010	5,155,958
4,000,000		United States Treasury Note, 0.875%, 4/30/2011	4,012,527
		TOTAL U.S. TREASURY	54,179,507
		TOTAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[3]	283,989,566
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[4]	2,180,789
		TOTAL NET ASSETS — 100%	$286,170,355
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

October 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$283,989,566
Cash		2,084,998
Income receivable		174,324
Receivable for shares sold		10,651
TOTAL ASSETS		286,259,539
Liabilities:
Income distribution payable	$467
Payable for shares redeemed	80
Payable for transfer and dividend disbursing agent fees and expenses	35,194
Payable for portfolio accounting fees	31,025
Payable for share registration costs	13,494
Payable for custodian fees	4,865
Payable for advisory fee (Note 4)	892
Accrued expenses	3,167
TOTAL LIABILITIES		89,184
Net assets for 286,169,427 shares outstanding		$286,170,355
Net Assets Consist of:
Paid-in capital		$286,169,426
Accumulated net realized gain on investments		909
Undistributed net investment income		20
TOTAL NET ASSETS		$286,170,355
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$286,170,355 ÷ 286,169,427 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended October 31, 2010 (unaudited)

Investment Income:
Interest			$324,090
Expenses:
Investment adviser fee (Note 4)		$759,283
Administrative personnel and services fee (Note 4)		118,829
Custodian fees		9,425
Transfer and dividend disbursing agent fees and expenses		143,706
Directors'/Trustees' fees		426
Auditing fees		9,326
Legal fees		3,111
Portfolio accounting fees		63,763
Shareholder services fee (Note 4)		377,424
Account administration fee		1,199
Share registration costs		19,258
Printing and postage		12,193
Insurance premiums		2,459
Miscellaneous		10,913
TOTAL EXPENSES		1,531,315
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(759,283)
Waiver of administrative personnel and services fee	(3,266)
Waiver of shareholder services fee	(375,897)
Reimbursement of shareholder services fee	(1,527)
Reimbursement of account administration fee	(1,199)
Reimbursement of other operating expenses	(80,982)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,222,154)
Net expenses			309,161
Net investment income			14,929
Net realized gain on investments			837
Change in net assets resulting from operations			$15,766

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2010	Year Ended 4/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,929	$34,097
Net realized gain on investments	837	279,183
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,766	313,280
Distributions to Shareholders:
Distributions from net investment income	(15,073)	(34,640)
Distributions from net realized gain on investments	(602)	(278,509)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,675)	(313,149)
Share Transactions:
Proceeds from sale of shares	255,559,450	758,335,081
Net asset value of shares issued to shareholders in payment of distributions declared	12,243	233,945
Cost of shares redeemed	(279,120,167)	(1,336,755,474)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,548,474)	(578,186,448)
Change in net assets	(23,548,383)	(578,186,317)
Net Assets:
Beginning of period	309,718,738	887,905,055
End of period (including undistributed net investment income of $20 and $164, respectively)	$286,170,355	$309,718,738

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Automated Government Cash Reserves (formerly, Automated Government Cash Reserves) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended 10/31/2010	Year Ended 4/30/2010
Shares sold	255,559,450	758,335,081
Shares issued to shareholders in payment of distributions declared	12,243	233,945
Shares redeemed	(279,120,167)	(1,336,755,474)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(23,548,474)	(578,186,448)

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Advisor may voluntarily waive any portion of its fee. For the six months ended October 31, 2010, the Adviser voluntarily waived its entire fee of $759,283 and voluntarily reimbursed $80,982 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,266 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2010, FSSC voluntarily reimbursed $1,527 of shareholder services fees and $1,199 of account administration fees. In addition, for the six months ended October 31, 2010, unaffiliated third party financial intermediaries waived $375,897 of shareholder services fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after voluntary waivers and reimbursements) will not exceed 0.59% through the later of (the “Termination Date”): (a) June 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the Fund did not utilize the LOC.

6. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the program was not utilized.

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7. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Automated Government Cash Reserves (the “Fund”)

(formerly, Automated Government Cash Reserves)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

17

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
18

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

19

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
20

Federated Automated Government Cash Reserves
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N716

0112708 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2010	Year Ended April 30
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.008	0.035	0.048	0.034
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.008	0.035	0.048	0.034
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.008)	(0.035)	(0.048)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)	(0.048)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.77%	3.53%	4.91%	3.48%
Ratios to Average Net Assets:
Net expenses	0.17%[4,5]	0.15%[4]	0.21%	0.20%	0.20%	0.20%
Net investment income	0.00%[5]	0.00%[3]	0.49%	2.84%	4.77%	3.41%
Expense waiver/reimbursement[6]	0.32%[5]	0.35%	0.30%	0.30%	0.29%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,385,331	$11,421,288	$19,876,460	$8,689,640	$1,264,367	$1,097,251

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.17% and 0.15%, after taking into account these expense reductions for the six months ended October 31, 2010 and the year ended April 30, 2010, respectively.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2010	Year Ended April 30
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.006	0.032	0.046	0.032
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.032	0.046	0.032
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.006)	(0.032)	(0.046)	(0.032)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.032)	(0.046)	(0.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.60%	3.28%	4.65%	3.22%
Ratios to Average Net Assets:
Net expenses	0.17%[4,5]	0.16%[4]	0.36%	0.45%	0.45%	0.45%
Net investment income	0.00%[5]	0.00%[3]	0.37%	2.59%	4.52%	3.19%
Expense waiver/reimbursement[6]	0.49%[5]	0.60%	0.40%	0.30%	0.29%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,012,687	$5,252,315	$9,335,666	$4,479,807	$1,590,920	$1,455,343

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.17% and 0.15%, after taking into account these expense reductions for the six months ended October 31, 2010 and the year ended April 30, 2010, respectively.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.86[2]
Institutional Service Shares	$1,000	$1,000.00	$0.86[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.35	$0.87[2]
Institutional Service Shares	$1,000	$1,024.35	$0.87[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.17%
Institutional Service Shares	0.17%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365, to reflect current expenses as if they had been in effect throughout the most recent one-half-year period would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365, to reflect current expenses as if they had been in effect throughout the most recent one-half-year period would be $2.27 and $2.29, respectively.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
U.S. Treasury Securities	97.7%
Other Assets and Liabilities — Net[2]	2.3%
TOTAL	100.0%

At October 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	10.3%
8-30 Days	28.0%
31-90 Days	32.0%
91-180 Days	27.4%
Other Assets and Liabilities — Net[2]	2.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount		Value
	U.S. TREASURY – 97.7%
	U.S. Treasury Bills – 55.4%;1
$450,000,000	United States Treasury Bill, 0.130%, 11/26/2010	449,959,375
300,000,000	United States Treasury Bill, 0.140%, 1/6/2011	299,923,000
150,000,000	United States Treasury Bill, 0.145%, 12/16/2010	149,972,812
250,000,000	United States Treasury Bill, 0.180%, 2/17/2011	249,865,000
1,482,025,000	United States Treasury Bills, 0.115% - 0.143%, 11/4/2010	1,482,009,708
890,250,000	United States Treasury Bills, 0.130% - 0.200%, 1/13/2011	889,996,933
550,000,000	United States Treasury Bills, 0.135% - 0.140%, 1/20/2011	549,832,222
1,425,000,000	United States Treasury Bills, 0.140% - 0.155%, 11/18/2010	1,424,902,486
2,162,475,000	United States Treasury Bills, 0.140% - 0.215%, 11/12/2010	2,162,372,877
325,000,000	United States Treasury Bills, 0.145% - 0.150%, 12/23/2010	324,930,306
	TOTAL	7,983,764,719
	U.S. Treasury Notes – 42.3%
1,831,000,000	United States Treasury Note, 0.875%, 1/31/2011	1,834,130,027
895,000,000	United States Treasury Note, 0.875%, 12/31/2010	896,030,967
150,000,000	United States Treasury Note, 0.875%, 3/31/2011	150,425,805
499,000,000	United States Treasury Note, 1.250%, 11/30/2010	499,406,104
989,185,000	United States Treasury Note, 4.250%, 1/15/2011	997,396,787
150,000,000	United States Treasury Note, 5.000%, 2/15/2011	152,085,938
1,548,000,000	United States Treasury Notes, 0.875% - 4.500%, 2/28/2011	1,554,921,883
	TOTAL	6,084,397,511
	TOTAL INVESTMENTS — 97.7% (AT AMORTIZED COST)[2]	14,068,162,230
	OTHER ASSETS AND LIABILITIES - NET — 2.3%[3]	329,856,167
	TOTAL NET ASSETS — 100%	$14,398,018,397
1	Discount rate at the time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$14,068,162,230
Cash		91,314,603
Receivable for investments sold		1,045,785,000
Income receivable		27,651,823
Receivable for shares sold		25,304,076
TOTAL ASSETS		15,258,217,732
Liabilities:
Payable for investments purchased	$859,126,235
Payable for shares redeemed	631,538
Income distribution payable	5,902
Payable for advisory fee (Note 4)	89,592
Accrued expenses	346,068
TOTAL LIABILITIES		860,199,335
Net assets for 14,397,820,899 shares outstanding		$14,398,018,397
Net Assets Consist of:
Paid-in capital		$14,397,820,978
Accumulated net realized gain on investments		166,498
Undistributed net investment income		30,921
TOTAL NET ASSETS		$14,398,018,397
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$10,385,331,498 ÷ 10,385,520,938 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$4,012,686,899 ÷ 4,012,299,961 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended October 31, 2010 (unaudited)

Investment Income:
Interest			$13,180,558
Expenses:
Investment adviser fee (Note 4)		$31,551,187
Administrative personnel and services fee (Note 4)		6,172,287
Custodian fees		264,524
Transfer and dividend disbursing agent fees and expenses		44,075
Directors'/Trustees' fees		58,406
Auditing fees		10,133
Legal fees		5,229
Portfolio accounting fees		88,220
Shareholder services fee — Institutional Service Shares (Note 4)		3,247,418
Account administration fee — Institutional Service Shares		760,820
Share registration costs		147,712
Printing and postage		27,756
Insurance premiums		23,254
Miscellaneous		61,265
TOTAL EXPENSES		42,462,286
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(24,842,652)
Waiver of administrative personnel and services fee (Note 4)	(169,674)
Waiver of shareholder services fee — Institutional Service Shares (Note 4)	(2,777,114)
Waiver of account administration fee — Institutional Service Shares (Note 4)	(650,635)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 4)	(470,304)
Reimbursement of account administration fee — Institutional Service Shares (Note 4)	(110,185)
Reduction of custodian fees (Note 5)	(261,164)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(29,281,728)
Net expenses			13,180,558
Net investment income			—
Net realized gain on investments			162,606
Change in net assets resulting from operations			$162,606

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2010	Year Ended 4/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$971,526
Net realized gain on investments	162,606	616,764
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	162,606	1,588,290
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	—	(572,354)
Institutional Service Shares	—	(275,312)
Distributions from net realized gain on investments
Institutional Shares	(73,646)	(323,894)
Institutional Service Shares	(31,179)	(154,619)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(104,825)	(1,326,179)
Share Transactions:
Proceeds from sale of shares	23,349,887,485	66,042,859,544
Net asset value of shares issued to shareholders in payment of distributions declared	68,875	857,079
Cost of shares redeemed	(25,625,598,627)	(78,582,502,264)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,275,642,267)	(12,538,785,641)
Change in net assets	(2,275,584,486)	(12,538,523,530)
Net Assets:
Beginning of period	16,673,602,883	29,212,126,413
End of period (including undistributed net investment income of $30,921 and $30,921, respectively)	$14,398,018,397	$16,673,602,883

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

October 31, 2010 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated U.S. Treasury Cash Reserves (formerly, U.S. Treasury Cash Reserves) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund Semi-Annual Shareholder Report recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,811,645,480	$15,811,645,480	41,801,996,078	$41,801,996,078
Shares issued to shareholders in payment of distributions declared	47,928	47,928	557,908	557,908
Shares redeemed	(16,847,689,866)	(16,847,689,866)	(50,257,912,924)	(50,257,912,924)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,035,996,458)	$(1,035,996,458)	(8,455,358,938)	$(8,455,358,938)

	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,538,242,005	$7,538,242,005	24,240,863,466	$24,240,863,466
Shares issued to shareholders in payment of distributions declared	20,947	20,947	299,171	299,171
Shares redeemed	(8,777,908,761)	(8,777,908,761)	(28,324,589,340)	(28,324,589,340)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,239,645,809)	$(1,239,645,809)	(4,083,426,703)	$(4,083,426,703)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,275,642,267)	$(2,275,642,267)	(12,538,785,641)	$(12,538,785,641)
Semi-Annual Shareholder Report

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, the Adviser voluntarily waived $24,842,652 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $169,674 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2010, the Fund's Institutional Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2010, FSSC voluntarily reimbursed $470,304 of Service Fees and $110,185 of Semi-Annual Shareholder Report

account administration fees. In addition, for the six months ended October 31, 2010, unaffiliated third-party financial intermediaries waived $2,777,114 of Service Fees and $650,635 of account administration fees. These waivers can be modified or terminated at any time. For the six months ended October 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, through the later of (“the Termination Date”): (a) June 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended October 31, 2010, the Fund's expenses were reduced by $261,164 under these arrangements.

6. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the Fund did not utilize the LOC.

7. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the program was not utilized.

Semi-Annual Shareholder Report

8. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated U.S. Treasury Cash Reserves (the “Fund”)

(formerly, U.S. Treasury Cash Reserves)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated U.S. Treasury Cash Reserves
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 60934N674

2112510 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	December 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 20, 2010